Other liabilities	12 Months Ended
Dec. 31, 2023
Other Liabilities [Abstract]
Other Liabilities
21. Other liabilities

	December 31, 2023	December 31, 2022
Miscellaneous creditors	128,061,537	118,403,107
Short term personnel benefits	61,020,467	54,447,943
Advance collections	49,301,721	61,133,593
Other collections and withholdings	41,984,520	54,506,264
Other taxes payable	34,105,197	22,043,383
Long term personnel benefits	3,194,628	2,853,328
Contract liabilities	1,703,110	1,400,224
Termination benefits payable	1,161,537	2,794,954
Social security payable	370,937	955,007
D ividends payable (see Note 41)	—	46,196,400
Other	2,114,519	1,767,238

TOTAL	323,018,173	366,501,441